Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Hastings Street Trust
Entity Central Index Key	0000035348
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Fidelity Series Emerging Markets Debt Local Currency Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Emerging Markets Debt Local Currency Fund
Class Name	Fidelity® Series Emerging Markets Debt Local Currency Fund
Trading Symbol	FSEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Emerging Markets Debt Local Currency Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Debt Local Currency Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 416,919,338
Holdings Count | shares	231
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$416,919,338
Number of Holdings	231
Portfolio Turnover	40%

Holdings [Text Block]	AAA 1.4 AA 4.5 A 3.9 BBB 19.5 BB 12.9 Not Rated 44.6 Short-Term Investments and Net Other Assets (Liabilities) 13.2 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 84.6 Corporate Bonds 1.7 U.S. Treasury Obligations 0.5 Short-Term Investments and Net Other Assets (Liabilities) 13.2 ASSET ALLOCATION (% of Fund's net assets) United States 13.7 Malaysia 10.1 Mexico 9.8 Brazil 9.2 Indonesia 8.9 South Africa 8.6 Poland 4.8 China 4.7 Romania 4.7 Others 25.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Malaysia Government 10.1 United Mexican States 9.8 Indonesia Government 8.9 South African Republic 8.6 Republic of Poland 4.8 Peoples Republic of China 4.7 Romanian Republic 4.7 Colombian Republic 4.5 Kingdom of Thailand 4.5 Czech Republic 4.2 64.8
Fidelity Series Emerging Markets Debt Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Emerging Markets Debt Fund
Class Name	Fidelity® Series Emerging Markets Debt Fund
Trading Symbol	FEDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Emerging Markets Debt Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Debt Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,364,016,815
Holdings Count | shares	465
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,364,016,815
Number of Holdings	465
Portfolio Turnover	8%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 5.1 AA 5.4 A 6.7 BBB 19.3 BB 23.3 B 17.4 CCC,CC,C 14.2 D 0.1 Not Rated 3.5 Short-Term Investments and Net Other Assets (Liabilities) 5.0 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 56.2 Corporate Bonds 32.4 U.S. Treasury Obligations 5.1 Preferred Securities 1.3 Short-Term Investments and Net Other Assets (Liabilities) 5.0 ASSET ALLOCATION (% of Fund's net assets) United States 10.1 Mexico 7.3 Brazil 4.3 Colombia 4.2 Saudi Arabia 4.0 Dominican Republic 3.8 Indonesia 3.7 Turkey 3.5 Chile 3.5 Others 55.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Petroleos Mexicanos 3.7 Dominican Republic 3.7 US Treasury Bonds 3.4 Republic of Turkiye/The 3.1 Arab Republic of Egypt 2.8 Colombian Republic 2.6 Republic of Nigeria 2.3 Indonesia Government 2.3 Oman Sultanate 2.3 Panamanian Republic 2.0 28.2